Classification of financial instruments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Derivative assets	£ 48	£ 59
Derivative liabilities	(43)	(65)
Financial assets	1,310	1,699
Other financial assets	143	133	£ 113
Cash and cash equivalents	£ 312	558
Contingent consideration receivable as a percentage of proceeds received by the purchaser in relation to any future monetization event	27.50%
Deferred and contingent consideration	£ 1,546	1,674
Six Years [member]
Disclosure of financial liabilities [line items]
Contingent consideration receivable as a percentage of positive adjusted earnings before interest tax depreciation and amortization	27.50%
Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Financial assets	£ 143	133
Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Deferred and contingent consideration	57	79
Other Receivable [Member]
Disclosure of financial liabilities [line items]
Financial assets	12	3
Level 2 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Derivative assets	48	59
Derivative liabilities	43	65
Level 3 of fair value hierarchy [member]
Disclosure of financial liabilities [line items]
Other financial assets	155	136	200
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial liabilities [line items]
Other financial assets	143	133
Level 3 of fair value hierarchy [member] | Deferred And Contingent Consideration [Member]
Disclosure of financial liabilities [line items]
Deferred and contingent consideration	(57)	(79)	£ (44)
Level 3 of fair value hierarchy [member] | Other Receivable [Member]
Disclosure of financial liabilities [line items]
Financial assets	12	3
Other financial assets	12	3
Level 3 of fair value hierarchy [member] | Other Receivable [Member] | Pearson Online Learning Services [Member]
Disclosure of financial liabilities [line items]
Contingent consideration receivable on the disposal of business	12	0
Level 1 of fair value hierarchy [member] | Money market funds [member]
Disclosure of financial liabilities [line items]
Group Bonds	611	610
Cash and cash equivalents	£ 31	£ 40